Balance Sheets (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	8,362,903	4,037,049
Common stock, shares outstanding	8,362,903	4,037,049
Common stock to be issued	260,206	6,000
Other Current Liabilities [Member]
Notes payable	50.00%	50.00%
Notes payable, year	3 years	3 years
Notes payable, discount (in Dollars)	$ 0	$ 0
Other Noncurrent Liabilities [Member]
Notes payable	50.00%	50.00%
Notes payable, year	3 years	3 years
Notes payable, discount (in Dollars)	$ 15,000
Series A Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued	100,000	100,000
Preferred stock, shares outstanding	100,000	100,000
Series B Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	375,000	375,000
Preferred stock, shares issued	375,000	375,000
Preferred stock, shares outstanding	375,000	375,000